Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Nov. 30, 2018	Jan. 17, 2019	May 31, 2018
Document Type	10-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	CCL
Entity Registrant Name	CARNIVAL CORP
Entity Central Index Key	0000815097
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Common Stock, Shares Outstanding		526,719,965
Entity Public Float			$ 23.8
Carnival PLC
Trading Symbol	CUK
Entity Registrant Name	CARNIVAL PLC
Entity Central Index Key	0001125259
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Common Stock, Shares Outstanding		191,875,647
Entity Public Float			$ 11.5